Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Trade and Other Receivables [abstract]
Trade and Other Receivables

Note 8 – Trade and Other Receivables

At December 31,	2018	2017
		Restated (Note 5)
Trade accounts receivable	$3,313	$6,466
Less: provision for impairment (note 35)	(30)	(18)
Net trade accounts receivable	3,283	6,448
Other receivables	3,445	2,288
Total trade and other receivables	$6,728	$8,736